Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 805,000,014.00
Previously Paid Amount	0.00
Total Fee Amount	111,170.50
Total Offset Amount	0.00
Net Fee	111,170.50
Narrative - Max Aggregate Offering Price	$ 805,000,014.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true